As filed with the Securities and Exchange Commission on August 29, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21647

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
                 -----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                                  K&L Gates LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: March 31, 2009

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (s.s. 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                    FORM N-Q
                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES


                    NEUBERGER BERMAN INSTITUTIONAL CASH FUND
                             SCHEDULE OF INVESTMENTS

                            JUNE 30, 2008 (UNAUDITED)


                                                                           VALUE

Investment in the Money Market Master Series of
  the Institutional Liquidity Trust (a master
portfolio in a "master-feeder" structure)                      $   2,651,271,086

     Total Investments (100%)                                  $   2,651,271,086





                        NEUBERGER BERMAN PRIME MONEY FUND
                             SCHEDULE OF INVESTMENTS

                            JUNE 30, 2008 (UNAUDITED)

                                                                           VALUE

Investment in the Prime Master Series of
  the Institutional Liquidity Trust (a master
portfolio in a "master-feeder" structure)                      $   1,123,662,370

     Total Investments (100%)                                  $   1,123,662,370


                                                                                             June 30, 2008

SCHEDULE OF INVESTMENTS Money Market Master Series
--------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                                                                              VALUE(tt)
(000's omitted)                                                                           (000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (0.2%)
  $           5,000  Freddie Mac, Notes, 3.00%, due 9/16/08                            $         5,000

CERTIFICATES OF DEPOSIT (11.4%)
             50,000  Banco Bilbao Vizcaya Argentaria SA, Yankee CD, 4.09%, due 7/14/08          50,001
             25,000  Bank of Scotland PLC, Yankee CD, 2.75%, due 10/9/08                        25,000
             40,000  Calyon NY, Yankee CD, 2.73%, due 10/20/08                                  40,000
             75,000  Canadian Imperial Bank of Commerce, Yankee
                     CD, 3.75% & 4.12%, due 7/11/08 & 7/22/08                                   75,011
             50,000  Rabobank Nederland NY, Yankee CD, 2.48% &
                     2.50%, due 7/14/08 & 8/12/08                                               50,000
             10,000  Royal Bank of Canada, Yankee CD, 2.75%, due 9/23/08                        10,000
             30,000  Royal Bank of Scotland, Yankee CD, 2.74%, due 9/3/08                       30,000
             30,000  Toronto-Dominion Bank, Yankee CD, 2.59%, due 8/25/08                       30,000

                     TOTAL CERTIFICATES OF DEPOSIT                                             310,012

FLOATING RATE CERTIFICATES OF DEPOSIT (0.4%)(u)
             10,000  Credito Italiano NY, Floating Rate Yankee CD, 2.94%, due 7/25/08           10,000

COMMERCIAL PAPER (55.8%)

ASSET BACKED (35.1%)
             51,017  Amstel Funding Corp., 2.82% - 2.95%, due
                     7/8/08 - 7/21/08                                                           50,962(n)
             49,000  Amsterdam Funding Corp., 2.58% - 2.70%, due
                     7/1/08 - 7/21/08                                                           48,964(n)
             79,158  Atlantic Asset Securitization Corp., 2.73% -
                     2.80%, due 7/7/08 - 8/6/08                                                 79,059(n)
             50,875  Barton Capital Corp., 2.85% & 2.92%, due
                     7/1/08 & 7/18/08                                                           50,834(n)
             50,000  Cancara Asset Securitization Ltd., 2.55% -
                     2.95%, due 7/2/08 - 8/21/08                                                49,938(n)
             50,000  Charta LLC, 2.52%, due 7/30/08                                             49,899(n)
             50,000  Ciesco LLC, 2.55%, due 7/17/08                                             49,943(n)
             10,867  Edison Asset Securitization, LLC, 2.75%, due 9/5/08                        10,812(n)
             50,000  Fairway Finance Corp., 2.50%, due 7/7/08                                   49,979(n)
             25,000  Grampian Funding LLC, 2.65%, due 7/14/08                                   24,976(n)
             34,115  Jupiter Securitization Corp., 2.60%, due 7/24/08                           34,058(n)
             66,321  Old Line Funding LLC, 2.50% & 2.65%, due
                     7/1/08 & 7/25/08                                                           66,239(n)
             38,749  Regency Markets No.1 LLC, 2.80% & 2.82%, due
                     7/17/08 & 7/18/08                                                          38,699(n)
             49,010  Scaldis Capital LLC, 2.98% & 3.00%, due
                     7/7/08 & 7/28/08                                                           48,942(n)
             55,100  Sheffield Receivables Corp., 2.75% & 2.77%,
                     due 7/22/08 & 8/6/08                                                       54,983(n)
             25,000  Solitaire Funding LLC, 2.55%, due 7/7/08                                   24,990(n)
             65,000  Tempo Finance Ltd., 2.80% & 2.93%, due
                     7/9/08 & 7/23/08                                                           64,931(n)
             74,187  Thames Asset Securitization LLC, 2.74% -
                     2.75%, due 7/7/08 - 8/7/08                                                 74,067(n)
             29,207  Thunder Bay Funding, Inc., 2.53%, due 7/14/08                              29,180(n)
             50,000  Tulip Funding Corp., 2.73% & 2.80%, due
                     7/18/08 & 7/21/08                                                          49,929(n)
                                                                                       ---------------
                                                                                               951,384

BANKING (19.8%)
             10,000  Allied Irish Banks PLC, 2.52%, due 7/29/08                                  9,980(n)

                                                                                             June 30, 2008


SCHEDULE OF INVESTMENTS Money Market Master Series cont'd
---------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                                                                              VALUE(tt)
(000's omitted)                                                                           (000's omitted)
  $          40,000  Anglo Irish Bank Corp., 2.69% & 2.75%, due
                     8/5/08 & 8/8/08                                                   $        39,890(n)
             20,100  Australia & New Zealand Banking Group, Ltd., 2.53%, due 8/4/08             20,052(n)
             25,000  Bank of America NA, 2.84%, due 8/8/08                                      24,925
             25,000  Bank of Ireland, 2.67%, due 8/18/08                                        24,911(n)
             20,000  Calyon NY, 2.74%, due 9/3/08                                               19,903
             70,000  ING Funding LLC, 2.51% - 2.74%, due 7/16/08
                     - 9/8/08                                                                   69,790
             75,000  Lloyds Bank PLC, 2.49%, due 7/1/08                                         75,000(n)
             50,000  Nordea Bank NA, 2.67%, due 7/11/08                                         49,963
             50,000  Picaros Funding PLC, 2.54% & 2.87%, due
                     7/7/08 & 9/9/08                                                            49,850(n)
             27,600  Royal Bank of Scotland, 2.65%, due 8/6/08                                  27,527
             25,000  Societe Generale NA, 3.90%, due 8/11/08                                    24,889
             45,000  Svenska Handlesbanken Inc., 2.55% & 2.57%,
                     due 8/11/08 & 8/25/08                                                      44,849
             20,000  Unicredito Italiano PLC, 2.79%, due 10/16/08                               19,834(n)
             20,000  Variable Funding Capital Corp., 2.71%, due 7/14/08                         19,980(n)
             15,000  Westpac Banking Corp., 2.75%, due 10/16/08                                 14,877(n)
                                                                                       ---------------
                                                                                               536,220

FINANCIAL SERVICES (0.9%)
             25,000  American Express Credit Corp., 2.65%, due 8/19/08                          24,910

                     TOTAL COMMERCIAL PAPER                                                  1,512,514

FLOATING RATE CORPORATE DEBT SECURITIES (24.4%)(u)

ASSET BACKED (2.8%)
             14,900  LP Pinewood SPV LLC, Floating Rate Notes, 2.47%, due 7/3/08                14,900
             10,880  Schreiber Capital Co. LLC, Floating Rate Bonds, 2.58%, due 7/3/08          10,880
             20,000  Wachovia Bank NA, Senior Unsecured Floating Rate Bank Notes,
                     2.99%, due 7/25/08                                                         20,000
             30,000  Westpac Banking Corp., Floating Rate
                     Medium-Term Notes, 2.93% & 3.05%, due 7/1/08
                     & 8/6/08                                                                   29,998(n)
                                                                                       ---------------
                                                                                                75,778

BANKING (12.9%)
             25,000  Allied Irish Banks PLC, Floating Rate Medium-Term Notes, 2.48%,
                     due 7/21/08                                                                25,000(n)
             15,000  Australia & New Zealand Banking Group, Ltd., Floating Rate Bank
                     Notes, 2.89%, due 7/2/08                                                   15,000(n)
             20,000  Banco Espanol de Credito, Senior Unsubordinated Floating Rate
                     Notes, 2.73%, due 7/18/08                                                  20,000(n)
             25,000  Bank of Ireland, Unsecured Floating Rate Medium-Term Notes,
                     2.47%, due 7/21/08                                                         25,000(n)
             40,000  Fortis Bank NY, Floating Rate Notes, 2.79%, due 7/18/08                    40,000(n)
             15,000  HBOS Treasury Services PLC, Guaranteed Floating Rate Medium-Term
                     Bank Notes, 2.44%, due 7/7/08                                              15,000(n)
             15,000  HSBC Finance Corp., Floating Rate Notes, 2.54%, due 7/24/08                15,000
             15,000  HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 2.91%,
                     due 9/15/08                                                                14,996
             45,000  La Caixa, Unsubordinated Floating Rate Notes, 2.92%, due 7/23/08           45,000(n)
             50,000  Royal Bank of Canada, Floating Rate Medium-Term Notes, 2.46%, due
                     7/1/08                                                                     50,000(n)
             24,000  Unicredito Italiano PLC, Guaranteed Floating Rate Medium-Term
                     Notes, 2.48%, due 7/9/08                                                   24,000(n)
             15,000  Unicredito Italiano PLC, Guaranteed Floating Rate Bank Notes,
                     2.50%, due 7/15/08                                                         15,000(n)
             45,000  Wells Fargo & Co., Senior Unsecured Floating Rate Notes, 2.55%,
                     due 7/15/08                                                                45,000(n)
                                                                                       ---------------
                                                                                               348,996

                                                                                             June 30, 2008


SCHEDULE OF INVESTMENTS Money Market Master Series cont'd
---------------------------------------------------------
(UNAUDITED)




PRINCIPAL AMOUNT                                                                              VALUE(tt)
(000's omitted)                                                                           (000's omitted)
CONGLOMERATE (1.9%)
  $          50,000  General Electric Capital Corp., Senior Unsecured Floating Rate
                     Medium-Term Notes, Ser. A, 2.68%, due 7/1/08                      $        50,002

FINANCIAL SERVICES (6.8%)
             10,000  American Express Bank FSB, Senior Unsecured Floating Rate Bank
                     Notes, 2.49%, due 7/18/08                                                  10,000
             35,000  American Honda Finance Corp., Floating Rate Medium-Term Notes,
                     2.78%, due 8/6/08                                                          35,000(n)
             25,000  Goldman Sachs Group, Inc., Senior Unsecured Floating Rate
                     Medium-Term Notes, 2.92%, due 7/25/08                                      25,000(n)
             35,000  Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term
                     Notes, 2.64%, due 7/18/08                                                  35,000
             55,000  Morgan Stanley, Senior Unsecured Floating
                     Rate Notes, 2.16% & 2.61%, due 7/1/08 &
                     7/3/08                                                                     55,000
             25,000  Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser.
                     B, 2.05%, due 7/1/08                                                       25,000
                                                                                       ---------------
                                                                                               185,000

                     TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                             659,776


FLOATING RATE ASSET-BACKED SECURITIES (0.2%)(u)
              5,629  Ford Credit Auto Owner Trust, Ser. 2008-A, Class A1, 4.02%, due
                     7/15/08                                                                     5,629(n)

REPURCHASE AGREEMENTS (7.4%)
             50,000  Bank of America Repurchase Agreement, 2.40%, due 7/1/08,
                     dated 6/30/08, Maturity Value $50,003,333, Collateralized
                     by $50,877,047, Fannie Mae, 6.00%, due 3/1/37 (Collateral
                     Value $ 51,000,001)                                                        50,000
            100,600  Goldman Sachs Repurchase Agreement, 2.40%,
                     due 7/1/08, dated 6/30/08, Maturity Value $
                     100,606,707, Collateralized by 96,832,400,
                     U.S. Treasury Note, 4.63%, due 11/15/16
                     (Collateral Value $102,612,060)                                           100,600
             50,000  Merrill Lynch Repurchase Agreement, 2.60%,
                     due 7/1/08, dated 6/30/08, Maturity Value $50,003,611,
                     Collateralized by $87,561,075, Fannie Mae, 4.14% - 6.07%,
                     due 2/1/34 -
                     12/1/37 (Collateral Value $ 51,001,389)                                    50,000

                     TOTAL REPURCHASE AGREEMENTS                                               200,600

                     TOTAL INVESTMENTS (99.8%)                                               2,703,531

                     Cash, receivables and other assets, less liabilities (0.2%)                 5,377

                     TOTAL NET ASSETS (100.0%)                                              $2,708,908

                                                                                             June 30, 2008

SCHEDULE OF INVESTMENTS Prime Master Series
-------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                             VALUE(tt)
(000's omitted)                                                                          (000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (0.2%)
  $          17,500  Freddie Mac, Notes, 3.00%, due 9/16/08                            $        17,500

CERTIFICATES OF DEPOSIT (15.9%)
            225,000  Banco Santander SA, Yankee CD, 2.70% -
                     2.85%, due 8/5/08 - 9/18/08                                               225,010
             75,000  Bank of Scotland PLC, Yankee CD, 2.50% &
                     2.75%, due 7/28/08 & 10/9/08                                               75,000
             15,000  Calyon NY, Yankee CD, 2.60%, due 8/1/08                                    15,000
            200,000  Canadian Imperial Bank of Commerce, Yankee
                     CD, 3.05% & 4.12%, due 7/11/08 & 7/22/08                                  200,022
            150,000  Citibank, Yankee CD, 2.62% & 2.78%, due
                     8/13/08 & 9/10/08                                                         150,000
            175,000  Rabobank Nederland NY, Yankee CD, 2.48% -
                     2.54%, due 7/14/08 - 9/4/08                                               175,000
             50,000  Royal Bank of Canada, Yankee CD, 2.75%, due 9/23/08                        50,000
            170,000  Royal Bank of Scotland, Yankee CD, 2.53% -
                     2.74%, due 8/4/08 - 9/3/08                                                170,000
             20,000  Toronto-Dominion Bank, Yankee CD, 2.60%, due 8/25/08                       20,000
             25,000  Unicredito Italiano NY, Yankee CD, 3.00%, due 10/16/08                     25,043
            100,000  Wachovia Bank N.A., 2.65% & 2.78%, due
                     8/25/08 & 9/22/08                                                         100,000
            100,000  Westpac Banking Corp., Yankee CD, 2.83%, due 7/7/08                       100,000

                     TOTAL CERTIFICATES OF DEPOSIT                                           1,305,075

COMMERCIAL PAPER (63.6%)

ASSET BACKED (40.1%)
            182,454  Amstel Funding Corp., 2.65% - 2.80%, due
                     7/8/08 - 8/5/08                                                           182,188(n)
            216,000  Amsterdam Funding Corp., 2.58% - 2.70%, due
                     7/1/08 - 7/21/08                                                          215,893(n)
             75,000  Atlantic Asset Securitization Corp., 2.80%, due 7/7/08                     74,965(n)
            220,000  Barton Capital Corp., 2.80% & 2.92%, due
                     7/11/08 & 7/18/08                                                         219,786(n)
            180,550  Cancara Asset Securitization Ltd., 2.55% -
                     2.61%, due 7/7/08 - 8/21/08                                               180,279(n)
            125,000  Charta LLC, 2.52% & 2.57%, due 7/29/08 &
                     7/30/08                                                                   124,748(n)
            100,000  Ciesco LLC, 2.56%, due 7/28/08                                             99,808(n)
             50,000  Edison Asset Securitization, LLC, 2.75%, due 9/5/08                        49,748(n)
            200,000  Fairway Finance Corp., 2.60% - 2.68%, due
                     7/9/08 - 8/5/08                                                           199,658(n)
             15,000  Grampian Funding LLC, 2.65%, due 7/14/08                                   14,986(n)
             90,000  Jupiter Securitization Corp., 2.71%, due 7/29/08                           89,810(n)
             86,861  Kittyhawk Funding, 2.52%  , due 7/10/08 &
                     7/24/08                                                                    86,758(n)
            125,000  LMA Americas LLC, 2.80%, due 7/15/08                                      124,864(n)
            196,456  Old Line Funding LLC, 2.53% - 2.60%, due
                     7/2/08 - 7/22/08                                                          196,255(n)
            227,689  Regency Markets No. 1 LLC, 2.60% - 2.80%,
                     due 7/10/08 - 7/15/08                                                     227,500(n)
            175,000  Scaldis Capital LLC, 2.69% & 2.98%, due
                     7/21/08 & 7/28/08                                                         174,683(n)
            232,000  Sheffield Receivables Corp., 2.60% - 2.82%,
                     due 7/8/08 - 8/6/08                                                       231,621(n)
            180,500  Solitaire Funding LLC, 2.58% - 2.60%, due
                     7/9/08 - 7/15/08                                                          180,358(n)
            100,000  Tempo Finance Ltd., 2.65% - 2.93%, due
                     7/7/08 - 7/23/08                                                           99,924(n)

                                                                                             June 30, 2008

SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                             VALUE(tt)
(000's omitted)                                                                          (000's omitted)
  $         215,463  Thames Asset Securitization LLC, 2.60% -
                     2.77%, due 7/1/08 - 7/15/08                                       $       215,354(n)
            100,000  Thunder Bay Funding LLC, 2.60%, due 7/22/08                                99,848(n)
            201,046  Tulip Funding Corp., 2.56% - 2.75%, due
                     7/7/08 - 7/18/08                                                          200,915(n)
                                                                                       ---------------
                                                                                             3,289,949

BANKING (15.0%)
            175,000  ABN Amro NA, 2.47%, due 7/10/08                                           174,892
            100,000  Bank of America NA, 2.50%, due 8/18/08                                     99,667
            100,000  Barclays U.S. Funding Corp., 2.94%, due 8/29/08                            99,519
             80,000  Calyon NY, 2.74%, due 9/3/08                                               79,611
            215,000  Dexia Bank, 2.60% - 2.74%, due 7/7/08 -
                     9/11/08                                                                   214,360
            200,000  ING Funding LLC, 2.51% - 2.74%, due 7/16/08
                     - 9/8/08                                                                  199,447
            165,000  Picaros Funding PLC, 2.57% - 2.87%, due
                     7/8/08 - 9/12/08                                                          164,329(n)
            150,000  Societe Generale NA, 3.90% & 3.93%, due
                     7/15/08 & 8/11/08                                                         149,485
             50,000  UBS Finance, Inc., 2.92%, due 8/27/08                                      49,769
                                                                                       ---------------
                                                                                             1,231,079

FINANCIAL SERVICES (1.8%)
            150,000  American Express Credit Corp., 2.44% &
                     2.65%, due 7/11/08 & 8/19/08                                              149,752

TIME DEPOSITS (6.7%)
            250,000  Manufacturers & Traders Trust, Grand Cayman, 2.50%, due 7/1/08            250,000
            250,000  PNC Bank Nassau, 2.06%, due 7/1/08                                        250,000
             50,000  RBS Citizens, 2.25%, due 7/1/08                                            50,000
                                                                                       ---------------
                                                                                               550,000

                     TOTAL COMMERCIAL PAPER                                                  5,220,780

FLOATING RATE CORPORATE DEBT SECURITIES (9.7%)U

BANKING (4.6%)
              5,100  Bank of America NA, Senior Floating Rate Bank Notes, 2.48%, due
                     7/25/08                                                                     5,100
             40,000  Bank of New York, Senior Unsecured Floating Rate Medium-Term
                     Notes, 2.46%, due 7/10/08                                                  40,000(n)
             91,900  HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 2.91%,
                     due 9/15/08                                                                91,903
             40,000  Royal Bank of Canada, Floating Rate Medium-Term Notes, 2.46%, due
                     7/1/08                                                                     40,000(n)
             50,000  Wachovia Bank NA, Senior Unsecured Floating Rate Bank Notes,
                     2.99%, due 7/25/08                                                         50,000
              5,000  Wachovia Corp., Senior Unsecured Floating Rate Notes, 2.95%, due
                     7/30/08                                                                     5,000
             28,000  Wells Fargo & Co., Senior Unsecured Floating Rate Notes, 2.55%,
                     due 7/15/08                                                                28,000(n)
             80,000  Wells Fargo & Co., Senior Unsecured Floating Rate Medium-Term
                     Notes, 2.63%, due 7/18/08                                                  79,998
             35,000  Westpac Banking Corp., Floating Rate Notes, 2.44%, due 7/7/08              35,000(n)
                                                                                       ---------------
                                                                                               375,001

CONGLOMERATE (1.5%)
            125,000  General Electric Capital Corp., Senior Unsecured Floating Rate
                     Medium-Term Notes, 2.58%, due 7/1/08                                      124,972

FINANCIAL SERVICES (3.6%)
             25,000  Bear Stearns Co., Inc., Senior Unsecured Floating Rate
                     Medium-Term Notes, 2.61%, due 7/14/08                                      25,000
             15,000  Merrill Lynch & Co., Floating Rate Medium-Term Bonds, Ser. C,
                     2.71%, due 7/1/08                                                          15,000
             75,000  Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term
                     Notes, 2.64%, due 7/18/08                                                  75,000

                                                                                             June 30, 2008

SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                             VALUE(tt)
(000's omitted)                                                                          (000's omitted)
  $          40,000  Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term
                     Notes, 2.64%, due 8/22/08                                           $      39,984
             15,000  Morgan Stanley, Senior Unsecured Floating Rate Notes, 2.61%, due
                     7/3/08                                                                     15,001
             75,000  Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser.
                     B, 2.05%, due 7/1/08                                                       75,000
             50,000  Toyota Motor Credit Corp., Unsecured Floating Rate Medium-Term
                     Notes, Ser. B, 2.55%, due 7/1/08                                           50,002
                                                                                       ---------------
                                                                                               294,987

                     TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                             794,960

ASSET-BACKED SECURITIES (0.2%)
              1,399  BMW Vehicle Lease Trust, Ser. 2007-1 Class A1, 5.06%, due 7/16/08           1,399
             16,887  Ford Credit Auto Owner Trust, Ser. 2008-A, Class A1, 4.02%, due
                     7/15/08                                                                    16,887(n)

                     TOTAL ASSET-BACKED SECURITIES                                              18,286

REPURCHASE AGREEMENTS (10.3%)
            304,400  Bank of America  Repurchase  Agreement,  2.40%, due 7/1/08,
                     dated 6/30/08,  Maturity Value $304,420,293  Collateralized by $439,645,931, Freddie Mac, 5.00%, due 7/1/35 (Collateral
                     Value $310,488,000)                                                       304,400
            187,200  Goldman Sachs Repurchase Agreement, 2.40%,
                     due 7/1/08,  dated 6/30/08,  Maturity  Value  $187,212,480,
                     Collateralized by $112,020,000,  various Medium-Term Notes,
                     0.00% - 9.25%,  due  11/18/08 - 2/15/35,  and  $71,827,000,
                     U.S. Treasury Bonds, 4.50%, due 2/15/36
                     (Collateral Value $190,944,014)                                           187,200
             29,200  Merrill Lynch Repurchase Agreement, 1.45%,
                     due 7/1/08, dated 6/30/08, Maturity Value
                     $29,201,176, Collateralized by $30,080,000,
                     U.S. Treasury Bills, due 12/18/08 (Collateral
                     Value $29,785,518)                                                         29,200
            323,000  Merrill Lynch Repurchase Agreement, 2.60%,
                     due 7/1/08,  dated 6/30/08,  Maturity  Value  $323,023,328,
                     Collateralized   by   $683,276,033,   various   Fannie  Mae
                     securities,  3.82% - 7.16%, due 3/1/14 - 6/1/46 (Collateral
                     value $329,462,199)                                                       323,000

                     TOTAL REPURCHASE AGREEMENTS                                               843,800

                     TOTAL INVESTMENTS (99.9%)                                               8,200,401

                     Cash, receivables and other assets, less liabilities (0.1%)                10,488

                     TOTAL NET ASSETS (100.0%)                                              $8,210,889

                                                       JUNE 30, 2008 (UNAUDITED)



NOTES TO SCHEDULE OF INVESTMENTS Institutional Liquidity Trust
--------------------------------------------------------------


(tt) Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

     The Master Series' adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Master Series' investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o   Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Master Series' own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value the Master Series' investments as of June 30, 2008 (000's omitted):

  MONEY MARKET MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                       2,703,531
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                 --------------------
     TOTAL                                                 $2,703,531
                                                 ====================

  PRIME MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                       8,200,401
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                  -------------------
     TOTAL                                                 $8,200,401
                                                  ===================


  TREASURY MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                       3,604,851
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                  -------------------
    TOTAL                                                  $3,604,851
                                                  ===================

For information on the Master Series' significant accounting policies, please refer to the Master Series' most recent financial statements.

                                                       JUNE 30, 2008 (UNAUDITED)

  GOVERNMENT MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                       2,089,700
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                  -------------------
    TOTAL                                                  $2,089,700
                                                  ===================


  GOVERNMENT RESERVES MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                         691,147
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                  -------------------
    TOTAL                                                    $691,147
                                                  ===================


  TAX-EXEMPT MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                       2,752,665
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                  -------------------
    TOTAL                                                  $2,752,665
                                                  ===================


  MUNICIPAL MASTER SERIES:
                                                       INVESTMENTS IN
   VALUATION INPUTS                                        SECURITIES

    Level 1 - Quoted Prices                                       $ -
    Level 2 - Other Significant
    Observable Inputs                                         427,598
    Level 3 - Significant
    Unobservable Inputs                                             -
                                                  -------------------
    TOTAL                                                   $427,598
                                                  ===================


(@@) Municipal securities held by Tax-Exempt Master Series and Municipal Master
     Series are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the master series' investment manager to be of comparable quality. Approximately 89.6% and 91.9% of the municipal securities held by Tax-Exempt Master Series and Municipal Master Series, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At June 30, 2008, these securities amounted to approximately $1,640,385,000 or 60.6% of net assets for Money Market Master Series, approximately $3,614,165,000 or 44.0% of net assets for Prime Master Series and approximately $74,230,000 or 2.8% of net assets for Tax-Exempt Master Series.

For information on the Master Series' significant accounting policies, please refer to the Master Series' most recent financial statements.

                                                       JUNE 30, 2008 (UNAUDITED)

(B)  Security is guaranteed by the corporate or non-profit obligor.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of June 30, 2008.

(O) All or a portion of this security was purchased on a when-issued basis. At June 30, 2008, these securities amounted to $5,650,000 for Tax-Exempt Master Series.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(b) Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

(c) Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

(d) Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

(g) Security is subject to a guarantee provided by Chase Bank, backing 100% of the total principal.

(h) Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

(i) Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

(j) Security is subject to a guarantee provided by Depfa Bank PLC, backing 100% of the total principal.

(k) Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

(l) Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

(oo) Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

(r) Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

(s) Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

(t) Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

(uu) Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

(v) Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

(w) Security is subject to a guarantee provided by Wescorp Credit Union, backing 100% of the total principal.

(x) Security is subject to a guarantee provided by Wells Fargo Bank & Trust Co., backing 100% of the total principal.

(y) Security is subject to a guarantee provided by Svenska Hendelsbanken, backing 100% of the total principal.

(bb) Security is subject to a guarantee provided by Merrill Lynch Capital Markets and Transamerica International, backing 100% of the total principal.

For information on the Master Series' significant accounting policies, please refer to the Master Series' most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Institutional Liquidity Series


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  August 22, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: Peter E. Sundman
    ----------------
    Peter E. Sundman
    Chief Executive Officer

Date:  August 22, 2008


By: John M. McGovern
    ----------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date:  August 22, 2008